Note 20 - Stock-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 21.39	$ 20.45	$ 19.32
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 23.30	$ 21.70	$ 19.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 273 days
Allocated Share-based Compensation Expense, Net of Tax	$ 165,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	31,718
Employee Stock Option [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	31,267	30,151	33,352
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 246,000		$ 209,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years	3 years